Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Gain on disposition of mineral interests		$ 21,943
Corporate and administrative expenses		(13,379)	(16,530)
Other income - flow-through shares		2,373	1,676
Environmental rehabilitation expense		(5,377)
Equity loss of associate		(221)	(187)
Unrealized gain on convertible notes receivable		104
Interest income		176	114
Finance expense and other expense		(94)	(815)
Income (loss) before income taxes		5,525	(15,742)
Income tax (expense) recovery		(4,630)	800
Income (loss) for the year		895	(14,942)
Items that will not be reclassified to net income or loss
Change in fair value of marketable securities, net of income taxes	[1]	(398)	688
Comprehensive income (loss) for the year		$ 497	$ (14,254)
Weighted average number of common shares outstanding
Basic (in Shares)		76,413,554	66,369,942
Diluted (in Shares)		77,600,688	66,369,942
Earnings (loss) per common share
Basic (in Dollars per share)		$ 0.01	$ (0.23)
Diluted (in Dollars per share)		$ 0.01	$ (0.23)

[1]	Net of tax recovery of $0.1 million (2020 - tax expense of $0.1 million)